                       NATIONWIDE SEPARATE ACCOUNT TRUST
                             MILLENIUM GROWTH FUND














                                 ANNUAL REPORT
                               DECEMBER 31, 2000

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
     Nationwide Separate Account Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Gartmore Millenium Growth Fund (one portfolio of the Nationwide Separate Account Trust, hereafter referred to as the "Fund") at December 31, 2000, the results of its operations for the period ended, the changes in its net assets and the financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Columbus, Ohio
February 27, 2001

NATIONWIDE SEPARATE ACCOUNT TRUST
MILLENIUM GROWTH
Schedule of Investments                                       December 31, 2000



                              SECURITY                             MARKET
               SHARES        DESCRIPTION                            VALUE
               ------        -----------                            -----

COMMON STOCKS  (83.7%):
Air Transportation Services  (1.4%):
                   1,500   Southwest Airlines Co.              $       50,295
                                                                       ------

Analytical Instruments  (3.8%):
                   1,500   Applera Corp.                              141,094
                                                                      -------

Apparel & Accessories, n.e.c.  (2.4%):
                   1,600   Nike, Inc., Class B                         89,300
                                                                       ------

Biological Products Exc. Diagnostic  (2.1%):
                     900   Invitrogen Corp.*                           77,738
                                                                       ------

Circuits  (1.2%):
                   1,700   Metris Cos., Inc.                           44,731
                                                                       ------

Combination utilities, n.e.c.  (4.5%):
                   2,000   Qualcomm, Inc.*                            164,375
                                                                      -------

Computer Equipment  (9.3%):
                   1,350   Check Point Software Technologies*         180,308
                   1,130   Extreme Networks, Inc.*                     44,211
                     300   Juniper Networks, Inc.*                     37,819
                   2,450   Palm, Inc. *                                69,366
                     350   SanDisk Corp. *                              9,713
                                                                        -----
                                                                      341,417

Computer Software & Services  (12.0%):
                   1,500   Bea Systems, Inc.*                         100,968
                     600   Emulex Corp.*                               47,963
                     500   i2 Technologies, Inc.*                      27,188
                   2,300   Manugistics Group, Inc.*                   131,099
                   1,200   Peoplesoft, Inc. *                          44,625
                   1,800   Quest Software, Inc.*                       50,512
                     600   Siebel Systems, Inc.*                       40,575
                                                                       ------
                                                                      442,930

Computer Storage Devices  (1.1%):
                     900   Calpine Corp. *                             40,556
                                                                       ------

Electric & Electronic Equipment  (3.0%):
                     800   Vitesse Semiconductor*                      44,250

                   1,000   Anaren Microwave*
                                                                       67,188
                                                                       ------
                                                                      111,438
                                                                      -------

Energy  (3.2%):
                   1,700   BJ Services Co.*                           117,088
                                                                      -------

Health Care  (1.3%):
                   2,000   Amsurg Corp.*                               48,750
                                                                       ------

Health Services  (2.1%):
                     700   Universal Health Services*                  78,225
                                                                       ------

Internet Services/Software  (1.5%):
                   1,800   Art Technology Group, Inc.*                 55,013
                                                                       ------

Medicinals & Botanicals  (0.5%):
                     250   Sepracor, Inc.*                             20,031
                                                                       ------

Oil & Gas  (7.9%):
                   2,400   Apache Corp.                                             168,150
                   2,300   Global Marine, Inc.*                                      65,263
                   2,400   Pride International, Inc.*                                59,100
                                                                                    -------
                                                                                    292,513

Pharmaceuticals  (8.8%):
                   1,000   Allergan, Inc.                                            96,813
                     650   Celgene Corp.*                                            21,125
                   1,600   Cephalon, Inc.*                                          101,300
                   2,000   King Pharmaceuticals, Inc.*                              103,374
                                                                                    -------
                                                                                    322,612

Pipe Lines, n.e.c.  (1.6%):
                     800   El Paso Energy Corp.                                      57,300
                                                                                     ------

Radio & TV Communications Equipment  (0.9%):
                     550   Powerwave Technologies, Inc.*                             32,175
                                                                                     ------

Restaurants  (2.2%):
                     700   Brinker International, Inc.*                              29,575
                   1,900   Wendy's International, Inc.                               49,875
                                                                                     ------
                                                                                     79,450

Semiconductors & Related Devices  (0.9%):
                     900   Alpha Industries, Inc.*                                   33,300
                                                                                     ------

Telecommunications Equipment  (12.0%):
                   3,800   Nokia Corp. - ADR                                        165,300
                     400   Comverse Technology, Inc.*                                43,450
                   1,000   Corning, Inc.                                             52,813
                   2,000   Peco II, Inc.*                                            51,750
                     200   SDL, Inc.*                                                29,638
                   1,500   Triquint Semiconductor*                                   65,530
                     500   Oni Systems Corp.*                                        19,782
                     300   Openwave Systems, Inc.*                                   14,381
                                                                                    -------
                                                                                    442,644
                                                                                    -------

TOTAL COMMON STOCKS (COST $3,138,917)                                             3,082,975
                                                                                  ---------

REPURCHASE AGREEMENT  (20.1%):

                $741,000   Fifth Third Bank, 5.65%, 12/29/00 matures 01/02/01,      741,000
                           (Collateralized by $706,957 FNMB, 9.00%, 07/01/28,       -------
                           market value $755,857)


TOTAL REPURCHASE AGREEMENT (COST $741,000)                                          741,000
                                                                                    -------



TOTAL INVESTMENTS (COST $3,879,917) (a) - 103.8%                                  3,823,975

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%                                     (141,503)

TOTAL NET ASSETS - 100.0%                                                        $3,682,472
                                                                                  =========


------------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $ 71,285. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

     Unrealized appreciation                                     $      211,195
     Unrealized depreciation                                           (338,422)
                                                                 --------------
     Net unrealized depreciation                                 $     (127,227)
                                                                 ==============

  FNMB   Federal National Mortgage Bank
  ADR    American Depositary Receipts

* DENOTES A NON-INCOME PRODUCING SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.

NATIONWIDE SEPARATE ACCOUNT TRUST
Statement of Assets and Liabilities
December 31, 2000
--------------------------------------------------------------------------------

                                                                                Millennium
                                                                                   Growth
                                                                                -----------
Assets:
         Investments in securities, unaffiliated, at value (cost $3,138,917)    $ 3,082,975
         Repurchase agreements, at value                                            741,000
                                                                                -----------
                Total Investments                                                 3,823,975
                                                                                -----------
         Cash                                                                           936
         Receivable from affiliates                                                  11,946
         Interest and dividends receivable                                              430
                                                                                -----------
                Total Assets                                                      3,837,287
                                                                                -----------

Liabilities:
         Payable for investment securities purchased                                135,912
         Accrued expenses and other payables:
           Management fees                                                            3,269
           Fund administration fees                                                   8,293
           Transfer agent fees                                                           28
           Other                                                                      7,313
                                                                                -----------
                Total Liabilities                                                   154,815
                                                                                -----------

Net Assets                                                                      $ 3,682,472
                                                                                ===========

Net Assets
         Capital                                                                  4,973,772
         Net unrealized appreciation (depreciation) from investments                (55,942)
         Undistributed net realized losses from investments                      (1,235,358)
                                                                                -----------

                Net Assets                                                      $ 3,682,472
                                                                                ===========



Shares outstanding (unlimited number of shares authorized):                         500,000
                                                                                ===========



Net asset value per share:                                                      $      7.36
                                                                                ===========


See notes to financial statements.

NATIONWIDE SEPARATE ACCOUNT TRUST
Statement of Operations
For the Period Ended December 31, 2000
--------------------------------------------------------------------------------

                                                                                         Millennium
                                                                                         Growth (a)
                                                                                        -----------
Investment Income:
         Interest income                                                                $     6,958
         Dividends income (net of foreign withholding tax of $6)                                999
                                                                                        -----------
           Total Income                                                                       7,957
                                                                                        -----------

Expenses:
         Investment management fees                                                          25,199
         Fund administration fees                                                            40,418
         Custodian fees                                                                       7,500
         Professional fees                                                                   11,361
         Trustees' fees and expenses                                                             54
         Transfer agent fees                                                                    245
         Printing fees                                                                        8,001
         Other                                                                                  252
                                                                                        -----------

         Total expenses before waived or reimbursed expenses                                 93,030
         Expenses waived or reimbursed                                                      (58,845)
                                                                                        -----------

           Net expenses                                                                      34,185
                                                                                        -----------

         Net Investment Income (loss)                                                       (26,228)
                                                                                        -----------

Realized/unrealized gains (losses) from investments:
         Net realized gains (losses) from investments transactions                       (1,235,358)
         Net change in unrealized appreciation (depreciation) from investments              (55,942)
                                                                                        -----------

         Net realized/unrealized gains (losses) from investments                         (1,291,300)
                                                                                        -----------
Change in net assets resulting from operations                                          $(1,317,528)
                                                                                        ===========
(a) Period from June 30, 2000 (commencement of operations) through December 31, 2000

See notes to financial statements.

NATIONWIDE SEPARATE ACCOUNT TRUST
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                           Millennium Growth
                                                                          For the Period Ended
                                                                          December 31, 2000 (a)
                                                                          ---------------------
From investment activities:
Operations:
    Net investment income (loss)                                              $   (26,228)
    Net realized loss from investment transactions                             (1,235,358)
    Net change in unrealized appreciation (depreciation) from investments         (55,942)
                                                                              -----------
    Change in net assets resulting from operations                             (1,317,528)
                                                                              -----------

    Capital transactions:
      Proceeds from shares issued                                               5,000,000
                                                                              -----------

    Change in net assets                                                        3,682,472
                                                                              -----------

Net assets:
    Beginning of period                                                              --
                                                                              -----------
    End of period                                                             $ 3,682,472
                                                                              ===========



Share transactions:
    Issued                                                                        500,000
                                                                              -----------

    Change in shares                                                              500,000
                                                                              ===========

(a) For the period June 30, 2000 (commencement of operations) through December 31, 2000.

See notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

          Selected data for a share outstanding throughout each period


                                                                                        Millenium
                                                                                       Growth Fund
                                                                                  ----------------------
                                                                                  For the Period Ended
                                                                                  December 31, 2000 (a)
                                                                                  ----------------------

Net Assets Value, Beginning of Year                                               $               10.00
                                                                                  ----------------------

Investment Activities:
              Net investment (loss)                                                               (0.05)
              Net realized/unrealized (loss)                                                      (2.59)
                                                                                  ----------------------

              Total investment activities                                                         (2.64)
                                                                                  ----------------------

Net Asset Value, End of Year                                                      $                7.36
                                                                                  ======================

              Total Return                                                                       (26.30%)(b)

Ratios/Supplemental Data:
Net assets, at end of period (000)                                                $               3,682
Ratio of expenses to average net assets                                                            1.40% (c)
Ratio of net investment income to average net assets                                              (1.06%)(c)
Ratio of expenses to average net assets*                                                           3.76% (c)
Ratio of net investment income to average net assets*                                             (3.44%)(c)
Portfolio turnover rate                                                                          215.10%
-------------------


(a) For the period June 30, 2000 (commencement of operations) through December 31, 2000.
(b)      Not annualized.
(c)      Annualized.
*        During the period certain fees were reimbursed and voluntarily reduced.
         If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

NATIONWIDE SEPARATE ACCOUNT TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1 - ORGANIZATION

Nationwide Separate Account Trust (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies, as well as, other open-end investment companies ("fund of funds") organized by Villanova Mutual Fund Capital Trust ("VMF"), the Trust's investment adviser. The Trust was organized as a Massachusetts business trust as of June 30, 1981, as subsequently amended. To date, the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and the fund of funds, all of which are affiliated companies, have purchased shares of the Trust's series (the "Funds"). The Trust currently offers shares in twenty-two Funds. The accompanying financial statements and financial highlights are those of the Gartmore NSAT Millennium Growth Fund (Millennium Growth Fund).

2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

SECURITY VALUATION

For the Fund, securities traded on a national securities exchange are valued at the last quoted sale price, as provided by an independent pricing agent. Securities traded in the over-the-counter ("OTC") market are valued at the last quoted sale price, or if no sale price, the last quoted bid price, as provided by an independent pricing agent. U.S. Government securities are valued at the last quoted bid price, as provided by an independent pricing agent. All other debt securities are valued by a combination of daily quotes and matrix evaluations, as provided by an independent pricing agent.

Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of the Fund's investment advisor, administrator, or sub-administrator, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

REPURCHASE AGREEMENTS

The Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Trust's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the purchase price paid by the Fund
(cost) plus the interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recorded on the ex-dividend date or for foreign securities, it is recorded as soon as the information becomes available. Interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Gains and losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DIVIDENDS TO SHAREHOLDERS

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2, permanent differences are reclassified within the components of net assets based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent distributions exceed net investment income and net realized gains for Federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the Fund.

As of December 31, 2000, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments, if any, made to paid-in-capital:

                                                                                               Undistributed
                                                        Undistributed                       Net Realized Losses
                                                    Net Investment Loss                      from Investments
                                                    -------------------                      ----------------
Millennium Growth Fund.........................           $ 26,288                              -----------

EXPENSES
Direct expenses of the Fund are charged to the Fund. General expenses of the Trust, not directly attributable to the Fund, are allocated to the Fund based upon the Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees.

FEDERAL INCOME TAXES

The Fund policy is to qualify as a regulated investment company under the Internal Revenue Code, and to distribute all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Fund to continue such qualification. The Fund is treated as a separate taxable entity.

3 - TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement, the Fund pays VMF a management fee, based on the Fund's average daily net assets. Additional information regarding investment advisory fees for VMF is as follows for the year-ended December 31, 2000:

                                        TOTAL          ADVISORY                               FEE
                                     ADVISORY              FEES                              TOTAL        FEES
FUND                                    FEES*         RETAINED*               SCHEDULE        FEES    RETAINED
---------------------------------------------------------------------------------------------------------------
Millennium Growth Fund                  25,199           25,199     Up to $250 million       1.03%       1.03%
                                                                     Next $750 million       1.00%       1.00%
                                                                       Over $1 billion       0.97%       0.97%
                                                                      $2 billion to $5       0.94%       0.94%
                                                                               billion
                                                                       Over $5 billion       0.91%       0.91%
---------------------------------------------------------------------------------------------------------------
* Paid or payable and before any fee waivers.

VMF has voluntarily agreed to waive advisory fees, and if necessary, reimburse expenses (except for Administrative Service Fees) in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the stated expense cap for the Fund for the year ended December 31, 2000:

      FUND                                        EXPENSE CAP
      ------------------------------------------------------------
      Millennium Growth Fund                         1.40%

During the year period ended December 31, 2000, Fund expenses were reduced as follows in accordance with the expense cap:

                                                                   OTHER FEES/          TOTAL FEES
                                                        FEES          EXPENSES             WAIVED/
      FUND                                           WAIVED*        REIMBURSED          REIMBURSED
      ---------------------------------------------------------------------------------------------
      Millennium Growth Fund                         $58,845                $0             $58,845

*Fees waived includes advisory, fund administration, and transfer and dividend disbursing agent fees.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Fund for providing various administrative and accounting services. These fees are calculated daily based on the Fund's average daily net assets and paid monthly. During the year ended December 31, 2000, the Fund paid fund administration fees according to the following schedule:

                                          FUND
                                     ADMINISTRATION
FUND                                   FEE SCHEDULE
-----------------------------------------------------------------------
Millennium Growth Fund                Up to $250 million         0.07%
                                       Next $750 million         0.05%
                                      $1 billion or more         0.04%

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Fund. For these services, NISI receives fees of 0.01% of the average daily net assets, calculated daily and paid monthly.

VSA has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services to the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets, calculated daily and paid monthly.

4 - BANK LOANS

The Trust has an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bears interest at the federal funds rate plus 0.50%. These interest costs are included in the custodian fees in the Statement of Operations. No compensating balances are required. As of December 31, 2000, there were no outstanding borrowings.

5 - INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. government obligations) for the year ended December 31, 2000 are summarized as follows:

                                                   LONG-TERM SECURITIES
                                             PURCHASES                 SALES
     Millennium Growth Fund                $ 14,163,012            $ 9,788,737

6 - PORTFOLIO INVESTMENT RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield and emerging market instruments are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Funds' investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

7.       FEDERAL INCOME TAX INFORMATION (UNAUDITED):

As of December 31, 2000 the Millennium Growth Fund had net capital loss carryforwards of $240,973 which will be available through 2008 to offset future net capital gains, if any, to the extent provided by the applicable regulations. To the extent this carryforward is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Under current tax law, capital losses realized after October 31 of a fund's fiscal year may be deferred and treated as occurring on the first day of the next fiscal year. As of December 31, 2000 the Millennium Growth Fund has elected to defer such losses amounting to $923,100.

8.       VOTING RESULTS OF A SPECIAL SHAREHOLDER MEETING (UNAUDITED):

At the Annual Meeting of Shareholders of Nationwide Separate Account Trust held on July 26, 2000, shareholders of the Funds voted on the following matters with the following results as indicated below:

PROPOSAL 1

For the election of Twelve Trustees

Name                         For                 Withhold Authority to Vote For

Charles E. Allen             2,138,729,131       92,222,591
Paula H. J. Cholmondeley     2,135,918,696       95,033,026
C. Brent DeVore              2,138,436,995       92,514,727
Robert M. Duncan             2,136,889,456       94,062,266
Joseph J. Gasper             2,138,514,788       92,436,935
Barbara Hennigar             2,137,875,458       93,076,264
Paul J. Hondros              2,138,746,547       92,205,175
Thomas J. Kerr IV            2,137,051,345       93,900,377
Douglas F. Kridler           2,138,294,939       92,656,783
Dimon R. McFerson            2,136,835,895       94,115,827
Arden L. Shisler             2,136,689,413       94,262,309
David C. Wetmore             2,138,810,338       92,141,384

PROPOSAL 2

Ratification of Board of Trustees' Selection of PricewaterhouseCoopers LLP as Trust's Auditors for the Fiscal Year ending December 31, 2000

Series                                          For               Against          Abstain         Total
Nationwide Separate Account Trust               2,122,280,169     23,303,349       85,368,205      2,230,951,723

PROPOSAL 3

Approve amendments to the Trust's Declaration of Trust to permit the Board of Trustees to authorize the issuance of multiple classes of shares of each Fund in the future without further shareholder approval.

Series                                          For               Against          Abstain         Total
Nationwide Separate Account Trust               1,894,572,268     191,686,287      144,693,349     2,230,951,904